EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
SCHEDULE OF CALCULATIONS OF BASIC AND DILUTED EPS

The following calculates basic and diluted EPS from operations:

	Three Months	Three Months
	Ended	Ended
	September 30, 2025	September 30, 2024
Loss from continuing operations	$(1,156,583)	$(837,314)
Net loss continuing operations, numerator, basic computation	(1,156,583)	(837,314)
Recognition and change in fair value of warrant liabilities	-	-
Net loss from continuing operations, numerator, diluted computation	$(1,156,583)	$(837,314)

Weighted average common shares, basic	5,826,995	1,252,799
Weighted average common shares, dilutive	5,826,995	1,252,799
Loss per common share – basic	$(0.20)	$(0.67)
Loss per common share – diluted	$(0.20)	$(0.67)

	Nine Months	Nine Months
	Ended	Ended
	September 30, 2025	September 30, 2024
Loss from continuing operations	$(5,604,367)	$(7,673,373)
Net Loss continuing operations, numerator, basic computation	(5,604,367)	(7,673,373)
Recognition and change in fair value of warrant liabilities	-	-
Net loss from continuing operations, numerator, diluted computation	$(5,604,367)	$(7,673,373)

Weighted average common shares, basic	3,891,166	726,347
Weighted average common shares, dilutive	3,891,166	726,347
Loss per common share – basic	$(1.44)	$(10.56)
Loss per common share – diluted	$(1.44)	$(10.56)

The following calculates basic and diluted EPS:

	For the Years Ended December 31,
	2024	2023
Loss from continuing operations	$(9,071,584)	$(10,025,268)
Deemed dividend	-	(2,539,757)
Loss from continuing operations, numerator, basic	(9,071,584)	(12,565,025)
Loss from continuing operations, numerator, diluted	$(9,071,584)	$(12,565,025)

Weighted average common shares, basic	1,007,020	165,899
Effect of weighted average vested stock awards	-	-
Diluted weighted average shares outstanding	1,007,020	165,899
Basic loss per common share from continuing operations:	$(9.01)	$(75.74)
Diluted loss per common share from continuing operations:	$(9.01)	$(75.74)

SCHEDULE OF DILUTIVE NET LOSS PER COMMON SHARE

Additionally, the following are considered anti-dilutive securities excluded from weighted-average shares used to calculate diluted net loss per common share for the three and nine month periods ended:

	September 30, 2025	September 30, 2024
Shares subject to outstanding common stock options	-	50
Shares subject to outstanding Series A warrants	6,647	6,647
Shares subject to outstanding PAW’s	959	959
Shares subject to PA Warrants	3,096	3,096
Shares subject to Outstanding Series J Warrants	2,976,192	-
Shares subject to Outstanding Series J PAW’s	104,167	-
Shares subject to unvested stock awards	142,747	52

Additionally, the following are considered anti-dilutive securities excluded from weighted-average shares used to calculate diluted net loss per common share:

	For the years ended December 31,
	2024	2023
Shares subject to outstanding common stock options	16	643
Shares subject to outstanding Series A warrants	6,647	6,647
Shares subject to outstanding Series B Warrants and PAW	959	51,939
Shares subject to outstanding Series G warrants and PA Warrants	3,096	250,774
Shares subject to unvested stock awards	52	218